As filed with the Securities and Exchange Commission on May 10, 2019

1933 Act Registration No. 333-171759

1940 Act Registration No. 811-22519

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 88	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 89	[X]

First Trust Exchange-Traded AlphaDEX Fund II

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Exchange-Traded AlphaDEX Fund II

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)

[   ] on __________ pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Australia AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust Canada AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Eurozone AlphaDEX® ETF, First Trust Germany AlphaDEX® Fund, First Trust Hong Kong AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Japan AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Switzerland AlphaDEX® Fund and First Trust United Kingdom AlphaDEX® Fund, each a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 10th day of May, 2019.

First Trust Exchange-Traded AlphaDEX Fund II
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	May 10, 2019
James M. Dykas
/s/ Donald P. Swade	Treasurer, Chief Financial Officer and Chief Accounting Officer	May 10, 2019
Donald P. Swade
James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
	) By:	/s/ W. Scott Jardine
Robert F. Keith*	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	May 10, 2019
Niel B. Nielson *	) Trustee )
)

*	Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(101)	Risk/return summary in interactive data format